Income Taxes (Details Narrative) (10K) - USD ($)	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2016
Income Tax Disclosure [Abstract]
Increase in valuation allowance	$ 492,000	$ 538,000
Net operating loss carry-forward	$ 29,000,000
Operating loss carryforwards expiration, description	Beginning in 2026 through 2037
Limitations on use of operating loss carryforwards, description	Internal Revenue Code Section 382 limits the ability to utilize net operating losses if a 50% change in ownership occurs over a three-year period.